Consolidated Statements of Changes in Equity - CAD CAD in Millions	Total	Common Shares [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Hydro One [Member]	Non-controlling Interest (Note 22) [Member]
Beginning balance at Dec. 31, 2013	CAD 7,092	CAD 3,314	CAD 3,787	CAD (9)	CAD 7,092	CAD 0
Net income	748	0	749	0	749	(1)
Other comprehensive income	0	0	0	0	0	0
Amount contributed by noncontrolling interest	50	0	0	0	0	50
Dividends on preferred shares	(18)	0	(18)	0	(18)	0
Dividends on common shares	(269)	0	(269)	0	(269)	0
Ending balance at Dec. 31, 2014	7,603	3,314	4,249	(9)	7,554	49
Net income	699	0	692	0	692	7
Other comprehensive income	0	0	0	0	0	0
Distributions to noncontrolling interest	(4)	0	0	0	0	(4)
Dividends on preferred shares	(13)	0	(13)	0	(13)	0
Dividends on common shares	(875)	0	(875)	0	(875)	0
Common shares issued (Note 18)	2,923	2,923	0	0	2,923	0
Hydro One Brampton spin-off (Note 4)	(454)	(196)	(258)	0	(454)	0
Hydro One Telecom and MBSI spin-offs (Note 4)	(77)	(41)	(36)	0	(77)	0
Ending balance at Dec. 31, 2015	CAD 9,802	CAD 6,000	CAD 3,759	CAD (9)	CAD 9,750	CAD 52